Stock Awards and Stock-based Compensation - Stock-based compensation expense (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 459,646	$ 657,928	$ 747,432	$ 830,039	$ 2,780,639	$ 2,517,555
Cost of services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,220	80,252	3,394	80,252	160,504	126,675
Research and development expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	50,440	203,175	110,300	246,668	493,336	1,071,984
Selling, general, and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 407,986	$ 374,501	$ 633,738	$ 503,119	$ 2,126,799	$ 1,318,896